Net Loss per Share Applicable to Ordinary Shareholders, Basic and Diluted - Schedule of Computation of Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (44,520)	$ (18,753)	$ (65,093)	$ (29,400)	$ (74,362)	$ (35,784)
Weighted-average number of common shares used in net loss per share applicable to ordinary shareholders, basic	14,168,091	13,427,098	14,138,856	12,759,876	302,006,679	192,372,698
Weighted-average number of common shares used in net loss per share applicable to ordinary shareholders, diluted	14,168,091	13,427,098	14,138,856	12,759,876	302,006,679	192,372,698
Net loss per share applicable to ordinary shareholders, basic	$ (3.14)	$ (1.4)	$ (4.6)	$ (2.3)	$ (0.25)	$ (0.19)
Net loss per share applicable to ordinary shareholders, diluted	$ (3.14)	$ (1.4)	$ (4.6)	$ (2.3)	$ (0.25)	$ (0.19)